AMOUNTS RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF AMOUNTS RECEIVABLE
	June 30, 2023	December 31, 2022
Trades receivable	$126,852	$136,274
Income tax advances	9,830	90,528
Due from shareholders	809	1,002
	$137,491	$227,804